Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of Deposits
The following table summarizes total deposits at December 31, 2013 and 2012.

	December 31,	December 31,
	2013	2012
Deposits - interest bearing	$9,239,554	$7,671,123
Deposits - non-interest bearing	55,036	128,776
Total Sallie Mae Bank deposits	9,294,590	7,799,899
Less money market deposits with Upromise subsidiary	(293,040)	(302,566)
Total deposits	$9,001,550	$7,497,333

Interest Bearing Deposits
Interest bearing deposits at December 31, 2013 and 2012 are summarized as follows:

	December 31, 2013		December 31, 2012
	Amount	Year-End Weighted Average Stated Rate	Amount	Year-End Weighted Average Stated Rate

Money market	$3,505,929	0.60%	$2,469,876	0.61%
Savings	743,742	0.81%	734,643	0.91%
NOW	18,214	0.12%	—	—%
Certificates of deposit	4,971,669	1.39%	4,466,604	1.55%
Deposits - interest bearing	$9,239,554		$7,671,123

Schedule of Maturities of Time Deposits
Certificates of deposit maturities are summarized as follows:

	December 31,
	2013	2012
One year or less	$2,030,190	$1,261,445
After one year to two years	1,303,106	1,764,798
After two years to three years	675,405	789,129
After three years to four years	538,117	241,019
After four years to five years	424,851	410,213
Total	$4,971,669	$4,466,604

Noninterest bearing deposits
Noninterest bearing deposits at December 31, 2013 and 2012 are summarized as follows:

	December 31,
	2013	2012

Money market	$55,036	$109,545
NOW accounts	—	19,231
Deposits - noninterest bearing	$55,036	$128,776